Financial Liabilities - Borrowings - Summary of Present Value of Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Present value of finance lease Obligations	£ 8	£ 9
In less than one year [member]
Disclosure of detailed information about borrowings [line items]
Present value of finance lease Obligations	4	5
One to five years [member]
Disclosure of detailed information about borrowings [line items]
Present value of finance lease Obligations	£ 4	£ 4